Note 26 - Called Up Share Capital (Details Textual) - USD ($)					1 Months Ended		12 Months Ended
	Jul. 21, 2021	Jun. 30, 2021	Feb. 02, 2021	Oct. 19, 2020	Feb. 28, 2021	Oct. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 18, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Nominal amount of authorized shares allotment						$ 40,000
Shares Allotment, Aggregate Nominal Amount Authorised									$ 180,000.00
Increase (decrease) in number of shares outstanding, capital raises (in shares)		708,669		3,382,350			82,644	4,091,019
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares)							682,220	792,126
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)	2,005,190	2,005,190
Convertible securities, conversion price (in dollars per share)	$ 10.20	$ 10.20						$ 10.20		$ 10.20
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, business combination (in shares)			15,793
Tottenham Hotspurs Football Club (THFC) [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, investments (in shares)					49,750
AWN Holdings Limited [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)	1,959,339
Corporate Profile LLC [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, in exchange for service (in shares)							21,000
FON Consulting Ltd [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, in exchange for service (in shares)							21,000